Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	March 31,
	2014	2015

Value added tax receivable	$58	$120
Rental and utility deposit	32	21
Advance to suppliers	123	254
Prepayment	716	728
Coupon receivable	58	58
Others	487	939
	$1,474	$2,120